DIRECTORS', SUPERVISORS' AND SENIOR MANAGEMENT'S REMUNERATION - Remuneration of the directors and supervisors of the Company fell within following band (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥) Option individual employee	Dec. 31, 2016 CNY (¥) Option individual employee	Dec. 31, 2015 CNY (¥) Option individual employee
Directors' and supervisors' remuneration
Key management personnel compensation	¥ 2,304,000	¥ 1,851,000	¥ 1,936,000
Number of directors and supervisors whose remuneration fell within Nil to RMB1,000,000 | individual	15	15	16
Options granted to directors or supervisors of the Company | Option	0	0	0
Emoluments paid to directors or supervisors	¥ 0
Number of highest paid employees included in the emoluments paid to directors or supervisors | employee	5	0	0
Minimum
Directors' and supervisors' remuneration
Key management personnel compensation	¥ 0
Maximum
Directors' and supervisors' remuneration
Key management personnel compensation	¥ 1,000,000